SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands		Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Inventories		$ 1,920	$ 2,087
Ore Stockpiles [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]	663	587
Concentrate Inventory [Member]
IfrsStatementLineItems [Line Items]
Inventories	[1]		250
Materials And Supplies [Member]
IfrsStatementLineItems [Line Items]
Inventories		$ 1,257	$ 1,250

[1]	Change in inventories recorded in cost of sales (Note 11.a) excludes currency translation adjustment of 19 (credit) for the three months ended March 31, 2022 (December 31, 2021 – debit of $43).